Stock-Based Compensation - Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan (Detail) (AUD)				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Weighted Average Exercise Price 5.99 [Member]	Mar. 31, 2014 Weighted Average Exercise Price 6.38 [Member]	Mar. 31, 2014 Weighted Average Exercise Price 8.40 [Member]	Mar. 31, 2014 Weighted Average Exercise Price 8.40 [Member]	Mar. 31, 2014 Weighted Average Exercise Price 8.90 [Member]	Mar. 31, 2014 Weighted Average Exercise Price 8.90 [Member]
Exercise Price				5.99	6.38	8.40	8.40	8.90	8.90
Options outstanding Number	1,099,276	5,156,136	9,085,140	47,500	200,896	337,880	101,000	394,900	17,100
Options outstanding, Weighted average remaining life				8 months 12 days	3 years 8 months 12 days	2 years 7 months 6 days	2 years 7 months 6 days	1 year 8 months 12 days	1 year 8 months 12 days
Options outstanding, weighted average exercise price	8.11	7.94	7.59	5.99	6.38	8.40	8.40	8.90	8.90
Options outstanding, aggregate intrinsic value	6,832,991			396,150	1,597,123	2,003,628	598,930	2,144,307	92,853
Options exercisable, Number	1,099,276			47,500	200,896	337,880	101,000	394,900	17,100
Options exercisable weighted average exercise price				5.99	6.38	8.40	8.40	8.90	8.90
Options exercisable, aggregate intrinsic value	6,832,991			396,150	1,597,123	2,003,628	598,930	2,144,307	92,853